DEFERRED TAX - Schedule of Amounts Determined After Appropriate Offsetting (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Deferred Tax [Abstract]
Deferred tax asset	$ 4,906	$ 6,418
Deferred tax liability	(6,222)	(2,258)
Net deferred tax (liabilities) assets	$ (1,316)	$ 4,160	$ 5,126